BNY Mellon International Stock Index Fund
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.3%
Australia — 6.7%
ANZ Group Holdings Ltd.	49,351	974,298
APA Group, SS	20,964	113,034
Aristocrat Leisure Ltd.	9,455	425,581
ASX Ltd.	3,335	150,134
BHP Group Ltd.	84,306	2,126,536
BlueScope Steel Ltd.	7,628	116,524
Brambles Ltd.	23,031	353,889
CAR Group Ltd.	6,163	151,218
Cochlear Ltd.	1,097	224,552
Coles Group Ltd.	21,888	291,736
Commonwealth Bank of Australia	27,794	3,177,795
Computershare Ltd.	8,561	231,898
CSL Ltd.	8,042	1,400,063
Evolution Mining Ltd.	32,904	150,346
Fortescue Ltd.	28,166	321,653
Goodman Group	33,662	761,045
Insurance Australia Group Ltd.	39,426	222,206
Macquarie Group Ltd.	6,007	839,173
Medibank Pvt Ltd.	45,231	148,245
National Australia Bank Ltd.	50,865	1,271,905
Northern Star Resources Ltd.	22,549	225,627
Origin Energy Ltd.	27,863	208,965
Pro Medicus Ltd.	964	199,416
Qantas Airways Ltd.	13,002	90,827
QBE Insurance Group Ltd.	24,924	371,604
REA Group Ltd.(a)	885	136,203
Reece Ltd.	3,908	34,156
Rio Tinto Ltd.(a)	6,228	447,071
Santos Ltd.	54,669	276,497
Scentre Group	87,420	210,677
SGH Ltd.	3,507	115,528
Sigma Healthcare Ltd.	77,256	143,484
Sonic Healthcare Ltd.	7,491	132,917
South32 Ltd.	73,962	139,743
Stockland	41,137	146,724
Suncorp Group Ltd.	18,264	246,015
Telstra Group Ltd.	65,038	207,729
The Lottery Corp. Ltd.	37,234	129,692
Transurban Group, SS	52,046	462,242
Vicinity Ltd.	63,964	101,533
Washington H Soul Pattinson & Co. Ltd.(a)	3,847	100,325
Wesfarmers Ltd.	18,847	1,038,606
Westpac Banking Corp.	56,855	1,235,711
WiseTech Global Ltd.	3,363	258,008
Woodside Energy Group Ltd.	31,781	543,076
Woolworths Group Ltd.	20,446	414,029
		21,068,236

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.3% (continued)
Austria — .2%
Erste Group Bank AG	5,153	473,683
OMV AG	2,401	122,424
Verbund AG(a)	1,161	86,584
		682,691
Belgium — .8%
Ageas SA/NV	2,492	169,921
Anheuser-Busch InBev SA/NV	16,342	958,584
D’ieteren Group	377	74,775
Elia Group SA/NV	801	92,507
Groupe Bruxelles Lambert NV	1,415	118,849
KBC Group NV	3,810	398,970
Lotus Bakeries NV	6	50,943
Sofina SA	257	79,071
Syensqo SA	1,272	101,554
UCB SA	2,097	455,765
		2,500,939
Chile — .1%
Antofagasta PLC	6,499	161,101
China — .0%
Yangzijiang Shipbuilding Holdings Ltd.	39,300	77,486
Denmark — 1.9%
AP Moller - Maersk AS, Cl. A	47	92,552
AP Moller - Maersk AS, Cl. B	68	135,101
Carlsberg AS, Cl. B	1,545	193,315
Coloplast AS, Cl. B	2,112	194,837
Danske Bank AS	11,453	456,141
Demant A/S(b)	1,568	59,692
DSV AS	3,389	758,811
Genmab AS(b)	1,069	234,941
Novo Nordisk AS, Cl. B	53,491	2,572,017
Novonesis Novozymes B, Cl. B	5,901	384,153
Orsted AS(b),(c)	2,760	130,093
Pandora AS	1,358	225,373
Rockwool A/S, Cl. B	1,610	70,497
Tryg AS	5,669	136,855
Vestas Wind Systems AS	17,107	313,854
		5,958,232
Finland — 1.0%
Elisa OYJ	2,376	122,451
Fortum OYJ	7,405	135,970
Kesko OYJ, Cl. B	4,473	97,396
Kone OYJ, Cl. B	5,702	350,994
Metso OYJ	10,136	127,991
Neste OYJ	6,920	109,256
Nokia OYJ	89,349	365,851
Nordea Bank Abp	52,069	760,591
Orion OYJ, Cl. B	1,777	142,562
Sampo OYJ, Cl. A	40,531	435,527
Stora Enso OYJ, Cl. R	9,411	97,024

Description	Shares	Value ($)
Common Stocks — 97.3% (continued)
Finland — 1.0% (continued)
UPM-Kymmene OYJ	8,987	233,323
Wartsila OYJ Abp	8,351	231,011
		3,209,947
France — 10.6%
Accor SA	3,279	167,118
Aeroports de Paris SA	592	71,883
Air Liquide SA	9,607	1,894,494
Airbus SE	9,869	1,982,651
Alstom SA(b)	5,577	131,363
Amundi SA(c)	1,062	78,838
Arkema SA	993	67,879
AXA SA	29,428	1,433,332
BioMerieux	721	103,509
BNP Paribas SA	16,903	1,544,334
Bollore SE	10,987	63,507
Bouygues SA	3,147	129,828
Bureau Veritas SA	5,337	164,689
Capgemini SE	2,699	403,185
Carrefour SA	9,024	129,448
Cie de Saint-Gobain SA	7,456	853,431
Cie Generale des Etablissements Michelin SCA	11,218	400,190
Covivio SA/France	927	60,247
Credit Agricole SA	17,768	327,471
Danone SA	10,710	878,536
Dassault Aviation SA	319	99,165
Dassault Systemes SE	11,194	369,058
Edenred SE	3,917	112,288
Eiffage SA	1,135	152,388
Engie SA	30,228	676,815
EssilorLuxottica SA	4,939	1,468,842
Eurazeo SE	725	42,734
FDJ United	1,762	55,056
Gecina SA	803	78,992
Getlink SE	5,238	95,044
Hermes International SCA	526	1,291,183
Ipsen SA	659	77,988
Kering SA	1,220	301,425
Klepierre SA	3,547	135,845
Legrand SA	4,329	641,986
L’Oreal SA	3,993	1,774,195
LVMH Moet Hennessy Louis Vuitton SE	4,569	2,462,900
Orange SA	30,575	465,636
Pernod Ricard SA	3,303	340,602
Publicis Groupe SA	3,829	350,446
Renault SA	3,254	121,467
Rexel SA	3,592	108,957
Safran SA	5,981	1,975,987
Sanofi SA	18,439	1,658,998
Sartorius Stedim Biotech	508	102,032
Schneider Electric SE	9,083	2,365,930
Societe Generale SA	11,924	761,485

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.3% (continued)
France — 10.6% (continued)
Sodexo SA	1,415	84,454
Teleperformance SE	892	87,259
Thales SA	1,552	417,635
TotalEnergies SE	33,933	2,014,440
Unibail-Rodamco-Westfield	2,023	196,789
Veolia Environnement SA	10,562	357,985
Vinci SA	8,222	1,140,966
		33,272,905
Germany — 9.7%
adidas AG	2,828	542,350
Allianz SE	6,414	2,541,385
BASF SE	14,796	728,765
Bayer AG	16,482	514,433
Bayerische Motoren Werke AG	4,813	460,719
Beiersdorf AG	1,664	206,986
Brenntag SE	2,013	125,291
Commerzbank AG	14,637	535,188
Continental AG	1,865	160,051
Covestro AG(b)	2,995	203,023
CTS Eventim AG & Co. KGaA	1,017	115,190
Daimler Truck Holding AG	7,954	388,772
Delivery Hero SE(b),(c)	3,204	96,127
Deutsche Bank AG	30,740	1,016,808
Deutsche Boerse AG	3,127	906,764
Deutsche Lufthansa AG	10,522	90,586
Deutsche Post AG	15,905	716,048
Deutsche Telekom AG	57,974	2,082,715
E.ON SE	37,152	676,458
Evonik Industries AG	4,137	82,478
Fresenius Medical Care AG	3,651	185,327
Fresenius SE & Co. KGaA	6,981	334,443
GEA Group AG	2,458	177,000
Hannover Rueck SE	1,018	309,488
Heidelberg Materials AG	2,203	509,098
Henkel AG & Co. KGaA	1,756	124,846
Infineon Technologies AG	21,690	857,307
Knorr-Bremse AG	1,255	125,819
LEG Immobilien SE	1,282	102,046
Mercedes-Benz Group AG	11,965	684,088
Merck KGaA	2,118	266,602
MTU Aero Engines AG	891	384,557
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,222	1,459,576
Nemetschek SE	956	143,028
Rational AG	90	69,790
Rheinmetall AG	742	1,469,570
RWE AG	10,377	425,255
SAP SE	17,343	4,963,791
Scout24 SE(c)	1,250	167,471
Siemens AG	12,623	3,239,767
Siemens Energy AG(b)	11,284	1,313,485
Siemens Healthineers AG(c)	5,436	293,429

Description	Shares	Value ($)
Common Stocks — 97.3% (continued)
Germany — 9.7% (continued)
Symrise AG	2,239	203,134
Talanx AG	1,072	142,645
Vonovia SE	12,097	376,603
Zalando SE(b),(c)	3,838	112,652
		30,630,954
Hong Kong — 2.2%
AIA Group Ltd.	177,600	1,660,617
BOC Hong Kong Holdings Ltd.	62,000	278,803
CK Asset Holdings Ltd.	31,475	144,544
CK Hutchison Holdings Ltd.	44,975	294,486
CK Infrastructure Holdings Ltd.	9,500	66,984
CLP Holdings Ltd.	26,288	228,220
Futu Holdings Ltd., ADR	1,037	159,366
Galaxy Entertainment Group Ltd.	35,277	172,565
Hang Seng Bank Ltd.	12,500	182,484
Henderson Land Development Co. Ltd.	25,138	88,063
HKT Trust & HKT Ltd., SS	62,660	98,660
Hong Kong & China Gas Co. Ltd.	187,267	167,228
Hong Kong Exchanges & Clearing Ltd.	20,042	1,090,183
Hongkong Land Holdings Ltd.	17,500	105,875
Jardine Matheson Holdings Ltd.	2,646	144,286
Link REIT	43,539	243,486
MTR Corp. Ltd.(a)	27,256	98,087
Power Assets Holdings Ltd.	23,000	151,478
Prudential PLC	43,020	547,577
Sino Land Co. Ltd.(a)	55,631	64,135
SITC International Holdings Co. Ltd.	21,000	68,083
Sun Hung Kai Properties Ltd.	24,199	288,230
Swire Pacific Ltd., Cl. A	5,500	49,780
Techtronic Industries Co. Ltd.	23,865	286,684
The Wharf Holdings Ltd.(a)	19,000	54,096
WH Group Ltd.(c)	139,885	140,954
Wharf Real Estate Investment Co. Ltd.	29,311	93,160
		6,968,114
Ireland — .9%
AerCap Holdings NV	3,089	331,295
AIB Group PLC	35,475	281,364
Bank of Ireland Group PLC	16,249	218,904
DCC PLC	1,609	101,147
Experian PLC	15,230	805,345
James Hardie Industries PLC-CDI(b)	9,096	241,479
Kerry Group PLC, Cl. A	2,697	249,765
Kingspan Group PLC	2,602	215,727
Ryanair Holdings PLC	14,071	416,058
		2,861,084
Israel — .9%
Azrieli Group Ltd.	655	64,683
Bank Hapoalim BM	20,825	392,300
Bank Leumi Le-Israel BM	25,133	466,574
Check Point Software Technologies Ltd.(b)	1,425	265,335
CyberArk Software Ltd.(b)	786	323,415

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.3% (continued)
Israel — 0.9% (continued)
Elbit Systems Ltd.	450	207,688
ICL Group Ltd.	12,274	76,771
Israel Discount Bank Ltd., Cl. A	20,627	197,987
Mizrahi Tefahot Bank Ltd.	2,552	158,120
Monday.com Ltd.(b)	674	176,784
Nice Ltd.(b)	1,063	166,831
Teva Pharmaceutical Industries Ltd., ADR(b)	19,233	297,150
Wix.com Ltd.(b)	880	119,706
		2,913,344
Italy — 3.0%
Banca Mediolanum SpA	3,752	66,368
Banco BPM SpA	19,066	243,691
BPER Banca SPA	22,671	223,432
Davide Campari-Milano NV(a)	10,488	72,532
DiaSorin SpA	363	35,502
ENEL SpA	135,086	1,192,120
Eni SpA	36,255	616,889
Ferrari NV	2,094	920,741
FinecoBank Banca Fineco SpA	10,324	220,554
Generali	14,228	531,274
Infrastrutture Wireless Italiane SpA(c)	4,863	57,494
Intesa Sanpaolo SpA	251,344	1,518,785
Leonardo SpA	6,701	361,482
Mediobanca Banca di Credito Finanziario SpA	8,216	181,334
Moncler SpA	3,919	209,933
Nexi SpA(c)	8,629	49,336
Poste Italiane SpA(c)	7,575	163,945
Prysmian SpA	4,642	372,835
Recordati Industria Chimica e Farmaceutica SpA	1,877	107,958
Snam SpA	34,039	197,101
Telecom Italia SpA/Milano(a),(b)	183,347	84,468
Terna - Rete Elettrica Nazionale	23,736	228,944
UniCredit SpA	23,284	1,717,329
Unipol Assicurazioni SpA	5,819	116,975
		9,491,022
Japan — 21.3%
Advantest Corp.	12,700	871,651
Aeon Co. Ltd.	11,900	381,384
AGC, Inc.	3,060	92,246
Aisin Corp.	8,800	122,488
Ajinomoto Co., Inc.	15,200	403,687
ANA Holdings, Inc.	2,900	54,000
Asahi Group Holdings Ltd.	24,200	307,956
Asahi Kasei Corp.	20,600	144,186
Asics Corp.	11,000	260,265
Astellas Pharma, Inc.	30,595	320,253
Bandai Namco Holdings, Inc.	9,950	323,837
Bridgestone Corp.	9,500	386,237
Canon, Inc.	15,717	448,164
Capcom Co. Ltd.	5,600	143,936
Central Japan Railway Co.	13,000	302,672

Description	Shares	Value ($)
Common Stocks — 97.3% (continued)
Japan — 21.3% (continued)
Chubu Electric Power Co., Inc.	11,200	137,066
Chugai Pharmaceutical Co. Ltd.	11,184	545,850
Concordia Financial Group Ltd.	17,100	114,643
Dai Nippon Printing Co. Ltd.	6,800	105,089
Daifuku Co. Ltd.	5,400	138,796
Dai-ichi Life Holdings, Inc.	59,000	470,865
Daiichi Sankyo Co. Ltd.	28,449	701,792
Daikin Industries Ltd.	4,400	543,435
Daito Trust Construction Co. Ltd.	900	92,626
Daiwa House Industry Co. Ltd.	9,200	305,284
Daiwa Securities Group, Inc.	22,300	156,307
Denso Corp.	31,300	426,743
Dentsu Group, Inc.	3,000	59,453
Disco Corp.	1,500	453,084
East Japan Railway Co.	15,100	322,227
Eisai Co. Ltd.	4,300	121,843
ENEOS Holdings, Inc.	45,826	241,164
FANUC Corp.	15,845	448,767
Fast Retailing Co. Ltd.	3,174	976,194
Fuji Electric Co. Ltd.	2,100	105,515
FUJIFILM Holdings Corp.	18,700	391,361
Fujikura Ltd.	4,200	288,959
Fujitsu Ltd.	29,500	646,535
Hankyu Hanshin Holdings, Inc.	3,600	93,963
Hikari Tsushin, Inc.	300	81,008
Hitachi Ltd.	76,100	2,370,303
Honda Motor Co. Ltd.	69,977	728,076
Hoshizaki Corp.	1,600	55,098
Hoya Corp.	5,800	737,692
Hulic Co. Ltd.	8,200	78,601
Idemitsu Kosan Co. Ltd.	14,375	92,351
IHI Corp.	2,400	270,318
Inpex Corp.	14,800	210,763
Isuzu Motors Ltd.	8,700	112,356
ITOCHU Corp.	19,700	1,036,340
Japan Airlines Co. Ltd.	2,600	51,879
Japan Exchange Group, Inc.	16,500	161,936
Japan Post Bank Co. Ltd.	29,700	333,830
Japan Post Holdings Co. Ltd.	29,900	278,082
Japan Post Insurance Co. Ltd.	3,200	82,249
Japan Tobacco, Inc.	20,100	575,542
JFE Holdings, Inc.	10,060	116,711
Kajima Corp.	7,200	181,098
Kao Corp.	7,700	347,726
Kawasaki Kisen Kaisha Ltd.	5,600	79,562
KDDI Corp.	50,926	839,367
Keyence Corp.	3,240	1,185,995
Kikkoman Corp.	11,300	99,212
Kirin Holdings Co. Ltd.	13,000	172,328
Kobe Bussan Co. Ltd.	2,600	70,086
Komatsu Ltd.	15,000	483,919

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.3% (continued)
Japan — 21.3% (continued)
Konami Group Corp.	1,600	217,719
Kubota Corp.	16,500	184,859
Kyocera Corp.	21,100	252,137
Kyowa Kirin Co. Ltd.	3,505	60,361
Lasertec Corp.	1,300	133,793
LY Corp.	48,700	179,234
M3, Inc.	7,100	88,538
Makita Corp.	3,800	118,485
Marubeni Corp.	23,200	478,923
MatsukiyoCocokara & Co.	5,400	111,115
MEIJI Holdings Co. Ltd.	4,184	84,956
Minebea Mitsumi, Inc.	6,200	98,550
Mitsubishi Chemical Group Corp.	23,680	129,895
Mitsubishi Corp.	56,794	1,125,335
Mitsubishi Electric Corp.	31,400	695,881
Mitsubishi Estate Co. Ltd.	17,800	334,753
Mitsubishi HC Capital, Inc.	14,200	105,182
Mitsubishi Heavy Industries Ltd.	53,200	1,280,610
Mitsubishi UFJ Financial Group, Inc.	190,390	2,664,576
Mitsui & Co. Ltd.	40,900	840,783
Mitsui Fudosan Co. Ltd.	44,158	397,803
Mitsui O.S.K. Lines Ltd.	5,800	195,577
Mizuho Financial Group, Inc.	39,650	1,178,457
MonotaRO Co. Ltd.	4,300	77,103
MS&AD Insurance Group Holdings, Inc.	21,571	464,034
Murata Manufacturing Co. Ltd.	27,600	415,007
NEC Corp.	20,600	600,924
Nexon Co. Ltd.	5,500	101,174
NIDEC Corp.	14,100	272,369
Nintendo Co. Ltd.	18,350	1,544,174
Nippon Building Fund, Inc.	124	114,050
Nippon Paint Holdings Co. Ltd.	15,300	130,476
Nippon Sanso Holdings Corp.	2,800	99,783
Nippon Steel Corp.	15,961	309,006
Nippon Yusen KK	7,140	250,989
Nissan Motor Co. Ltd.(a),(b)	35,300	75,282
Nissin Foods Holdings Co. Ltd.	3,500	66,635
Nitori Holdings Co. Ltd.	1,200	103,011
Nitto Denko Corp.	11,700	243,698
Nomura Holdings, Inc.	49,500	329,891
Nomura Research Institute Ltd.	6,349	253,413
NTT Data Group Corp.	4,200	110,403
NTT, Inc.	501,300	507,616
Obayashi Corp.	10,800	159,601
OBIC Co. Ltd.	5,400	194,085
Olympus Corp.	18,800	225,837
Omron Corp.	2,700	70,168
Ono Pharmaceutical Co. Ltd.	5,700	63,898
Oracle Corp.	600	65,272
Oriental Land Co. Ltd.	18,100	373,883
ORIX Corp.	19,100	430,637

Description	Shares	Value ($)
Common Stocks — 97.3% (continued)
Japan — 21.3% (continued)
Osaka Gas Co. Ltd.	6,100	154,118
Otsuka Corp.	4,000	76,061
Otsuka Holdings Co. Ltd.	7,400	358,370
Pan Pacific International Holdings Corp.	6,200	208,407
Panasonic Holdings Corp.	38,995	372,495
Rakuten Group, Inc.(b)	24,600	125,936
Recruit Holdings Co. Ltd.	23,400	1,404,621
Renesas Electronics Corp.	27,800	343,997
Resona Holdings, Inc.	34,700	319,617
Ricoh Co. Ltd.	9,300	82,053
Sanrio Co. Ltd.	3,100	127,926
SBI Holdings, Inc.	4,530	170,085
SCREEN Holdings Co. Ltd.	1,200	95,332
SCSK Corp.	2,700	84,402
Secom Co. Ltd.	7,100	254,997
Sekisui Chemical Co. Ltd.	6,300	109,978
Sekisui House Ltd.	10,000	211,340
Seven & i Holdings Co. Ltd.	36,980	489,715
SG Holdings Co. Ltd.	5,500	61,328
Shimadzu Corp.	4,100	91,353
Shimano, Inc.	1,200	131,897
Shin-Etsu Chemical Co. Ltd.	30,200	880,166
Shionogi & Co. Ltd.	12,700	214,418
Shiseido Co. Ltd.	6,700	109,097
SMC Corp.	900	314,523
SoftBank Corp.	480,300	696,244
SoftBank Group Corp.	15,840	1,240,520
Sompo Holdings, Inc.	14,710	436,228
Sony Group Corp.	102,100	2,492,919
Subaru Corp.	9,800	180,631
Sumitomo Corp.	18,200	465,862
Sumitomo Electric Industries Ltd.	12,000	299,045
Sumitomo Metal Mining Co. Ltd.	4,000	88,992
Sumitomo Mitsui Financial Group, Inc.	61,300	1,567,052
Sumitomo Mitsui Trust Group, Inc.	10,728	282,926
Sumitomo Realty & Development Co. Ltd.	5,200	191,103
Suntory Beverage & Food Ltd.	2,400	72,700
Suzuki Motor Corp.	25,800	285,117
Sysmex Corp.	8,500	139,619
T&D Holdings, Inc.	8,100	199,653
Taisei Corp.	2,500	150,298
Takeda Pharmaceutical Co. Ltd.	26,323	733,134
TDK Corp.	33,000	406,373
Terumo Corp.	22,000	373,621
The Chiba Bank Ltd.	9,000	84,808
The Kansai Electric Power Co., Inc.	15,899	192,043
TIS, Inc.	3,400	109,035
Toho Co. Ltd.	1,800	113,837
Tokio Marine Holdings, Inc.	30,500	1,238,607
Tokyo Electron Ltd.	7,400	1,341,127
Tokyo Gas Co. Ltd.	5,600	187,496

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.3% (continued)
Japan — 21.3% (continued)
Tokyo Metro Co. Ltd.	5,100	55,160
Tokyu Corp.	8,610	97,405
TOPPAN Holdings, Inc.	3,800	103,139
Toray Industries, Inc.	23,100	159,004
Toyota Industries Corp.	2,700	291,396
Toyota Motor Corp.	157,375	2,814,070
Toyota Tsusho Corp.	10,700	246,285
Trend Micro, Inc.	2,200	134,626
Unicharm Corp.	19,100	132,484
West Japan Railway Co.	7,400	162,967
Yakult Honsha Co. Ltd.	4,500	72,573
Yamaha Motor Co. Ltd.	15,100	109,495
Yokogawa Electric Corp.	3,600	96,183
Zensho Holdings Co. Ltd.	1,500	79,536
ZOZO, Inc.	6,900	68,405
		66,876,842
Luxembourg — .2%
ArcelorMittal SA	7,925	248,891
CVC Capital Partners PLC(c)	3,409	65,786
Eurofins Scientific SE	1,915	147,121
Tenaris SA	6,763	119,165
		580,963
Macau — .0%
Sands China Ltd.	43,013	104,327
Netherlands — 4.6%
ABN AMRO Bank NV(c)	7,657	221,600
Adyen NV(b),(c)	418	720,589
Aegon Ltd.	21,864	156,793
Akzo Nobel NV	2,861	179,835
Argenx SE(b)	1,007	683,078
ASM International NV	786	383,460
ASML Holding NV	6,541	4,576,540
ASR Nederland NV	2,482	165,302
BE Semiconductor Industries NV	1,355	184,167
Euronext NV(c)	1,271	205,386
EXOR NV	1,501	145,172
Ferrovial SE	8,290	424,779
Heineken Holding NV	2,160	146,421
Heineken NV	4,749	374,275
IMCD NV	980	107,722
ING Groep NV	52,275	1,222,356
JDE Peet’s NV	2,690	80,061
Koninklijke Ahold Delhaize NV	15,158	598,521
Koninklijke KPN NV	65,356	292,370
Koninklijke Philips NV	13,641	359,600
NN Group NV	4,424	298,679
Prosus NV	21,731	1,245,923
QIAGEN NV	3,634	181,644
Randstad NV(a)	1,918	91,580
Stellantis NV	33,133	293,530

Description	Shares	Value ($)
Common Stocks — 97.3% (continued)
Netherlands — 4.6% (continued)
Universal Music Group NV	18,284	529,571
Wolters Kluwer NV	3,942	614,960
		14,483,914
New Zealand — .3%
Auckland International Airport Ltd.	27,771	123,190
Contact Energy Ltd.	14,139	75,880
Fisher & Paykel Healthcare Corp. Ltd.	9,841	213,342
Infratil Ltd.(a)	14,779	101,254
Meridian Energy Ltd.	22,852	76,734
Xero Ltd.(b)	2,611	303,694
		894,094
Norway — .6%
Aker BP ASA(a)	5,371	130,032
DNB Bank ASA	14,980	380,053
Equinor ASA	13,953	361,285
Gjensidige Forsikring ASA	3,364	88,698
Kongsberg Gruppen ASA	7,113	213,107
Mowi ASA	7,432	139,098
Norsk Hydro ASA	24,090	143,440
Orkla ASA	11,761	123,995
Salmar ASA	1,104	44,849
Telenor ASA	10,423	159,994
Yara International ASA	2,859	106,217
		1,890,768
Poland — .0%
InPost SA(b)	3,883	55,923
Portugal — .2%
EDP SA	50,983	220,276
Galp Energia SGPS SA	6,727	128,319
Jeronimo Martins SGPS SA	4,569	111,583
		460,178
Singapore — 1.7%
CapitaLand Ascendas REIT	62,727	134,788
CapitaLand Integrated Commercial Trust	98,142	166,291
CapitaLand Investment Ltd.	36,900	79,006
DBS Group Holdings Ltd.	35,572	1,312,581
Genting Singapore Ltd.	99,827	56,510
Grab Holdings Ltd., Cl. A(b)	38,801	189,737
Keppel Ltd.	24,000	156,562
Oversea-Chinese Banking Corp. Ltd.	56,024	727,915
Sea Ltd., ADR(b)	6,354	995,354
Sembcorp Industries Ltd.	14,800	88,453
Singapore Airlines Ltd.	24,533	128,485
Singapore Exchange Ltd.	14,100	173,752
Singapore Technologies Engineering Ltd.	25,700	173,590
Singapore Telecommunications Ltd.	124,151	371,000
United Overseas Bank Ltd.	21,163	589,871
Wilmar International Ltd.	33,800	76,795
		5,420,690
Spain — 3.2%
Acciona SA	433	83,114

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.3% (continued)
Spain — 3.2% (continued)
ACS Actividades de Construccion y Servicios SA	3,047	210,025
Aena SME SA(c)	12,395	333,755
Amadeus IT Group SA	7,445	598,305
Banco Bilbao Vizcaya Argentaria SA	95,722	1,599,244
Banco de Sabadell SA	89,791	332,104
Banco Santander SA	251,666	2,164,349
Bankinter SA	10,360	147,785
CaixaBank SA	65,542	617,071
Cellnex Telecom SA(c)	8,297	293,525
EDP Renovaveis SA	5,530	65,002
Endesa SA	5,269	152,429
Grifols SA(b)	4,951	74,129
Iberdrola SA	104,495	1,831,079
Industria de Diseno Textil SA	18,301	875,295
Redeia Corp. SA	6,613	127,917
Repsol SA	18,991	287,811
Telefonica SA(a)	61,835	319,241
		10,112,180
Sweden — 3.5%
AddTech AB, Cl. B	4,303	145,056
Alfa Laval AB	4,872	212,264
Assa Abloy AB, Cl. B	16,784	555,166
Atlas Copco AB, Cl. A	44,466	678,624
Atlas Copco AB, Cl. B	25,833	350,052
Beijer Ref AB	6,218	104,425
Boliden AB(b)	4,540	139,550
Epiroc AB, Cl. A	11,114	226,555
Epiroc AB, Cl. B	6,507	116,856
EQT AB	6,248	209,793
Essity AB, Cl. B	10,106	249,314
Evolution AB(c)	2,440	217,448
Fastighets AB Balder, Cl. B(b)	11,405	77,243
H & M Hennes & Mauritz AB, Cl. B(a)	9,743	131,725
Hexagon AB, Cl. B	34,642	382,011
Holmen AB, Cl. B	1,351	50,235
Industrivarden AB, Cl. A	1,867	69,269
Industrivarden AB, Cl. C	2,494	92,379
Indutrade AB	4,400	107,154
Investment AB Latour, Cl. B	2,536	64,895
Investor AB, Cl. B	28,728	834,907
L E Lundbergforetagen AB, Cl. B	1,260	61,602
Lifco AB, Cl. B	3,893	139,029
Nibe Industrier AB, Cl. B	24,473	112,799
Saab AB, Cl. B	5,251	286,279
Sagax AB, Cl. B	3,810	80,799
Sandvik AB	17,826	435,578
Securitas AB, Cl. B	8,530	126,784
Skandinaviska Enskilda Banken AB, Cl. A	26,091	456,827
Skanska AB, Cl. B	5,633	131,255
SKF AB, Cl. B	5,581	130,385
Spotify Technology SA(b)	2,550	1,597,677

Description	Shares	Value ($)
Common Stocks — 97.3% (continued)
Sweden — 3.5% (continued)
Svenska Cellulosa AB SCA, Cl. B	9,967	125,081
Svenska Handelsbanken AB, Cl. A	24,004	293,514
Swedbank AB, Cl. A	14,244	379,918
Swedish Orphan Biovitrum AB(b)	3,179	87,551
Tele2 AB, Cl. B	9,015	139,333
Telefonaktiebolaget LM Ericsson, Cl. B	46,641	339,900
Telia Co. AB	39,678	140,282
Trelleborg AB, Cl. B	3,482	126,699
Volvo AB, Cl. B	26,333	756,426
		10,962,639
Switzerland — 9.6%
ABB Ltd.	26,267	1,730,760
Alcon AG	8,280	732,126
Avolta AG	1,452	76,189
Baloise Holding AG	692	166,387
Banque Cantonale Vaudoise	474	55,001
Barry Callebaut AG(a)	62	76,064
BKW AG	365	81,471
Chocoladefabriken Lindt & Spruengli AG	15	221,237
Chocoladefabriken Lindt & Spruengli AG-PC	2	293,013
Cie Financiere Richemont SA, Cl. A	8,929	1,466,456
Coca-Cola HBC AG	3,505	182,655
DSM-Firmenich AG	3,065	295,632
EMS-Chemie Holding AG	111	87,802
Galderma Group AG	2,075	325,716
Geberit AG	558	428,676
Givaudan SA	152	638,316
Glencore PLC	172,027	692,354
Helvetia Holding AG	616	148,871
Holcim AG	8,627	690,160
Julius Baer Group Ltd.	3,469	235,836
Kuehne + Nagel International AG	808	165,380
Logitech International SA	2,463	230,881
Lonza Group AG	1,199	844,356
Nestle SA	43,515	3,809,069
Novartis AG	31,576	3,661,611
Partners Group Holding AG	373	505,829
Roche Holding AG	11,669	3,693,567
Roche Holding AG-BR	544	182,706
Sandoz Group AG	6,981	401,628
Schindler Holding AG	392	138,268
Schindler Holding AG-PC	675	245,319
SGS SA	2,663	271,464
SIG Group AG	5,341	86,797
Sika AG	2,521	597,777
Sonova Holding AG	827	226,337
STMicroelectronics NV	11,136	285,367
Straumann Holding AG	1,832	223,607
Swiss Life Holding AG	471	490,455
Swiss Prime Site AG	1,342	186,038
Swiss Re AG	5,008	901,717

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.3% (continued)
Switzerland — 9.6% (continued)
Swisscom AG	434	302,157
Temenos AG	980	88,257
The Swatch Group AG-BR(a)	469	83,666
UBS Group AG	54,626	2,047,172
VAT Group AG(c)	453	160,342
Zurich Insurance Group AG	2,431	1,665,860
		30,120,349
United Arab Emirates — .0%
NMC Health PLC(b),(d)	4,176	1
United Kingdom — 14.0%
3i Group PLC	16,165	886,168
Admiral Group PLC	4,368	197,171
Anglo American PLC	18,588	527,296
Ashtead Group PLC	7,175	481,174
Associated British Foods PLC	5,419	157,302
AstraZeneca PLC	25,754	3,851,521
Auto Trader Group PLC(c)	14,751	163,133
Aviva PLC	49,371	422,899
BAE Systems PLC	50,032	1,191,989
Barclays PLC	237,531	1,164,751
Barratt Redrow PLC	22,711	112,205
BP PLC	266,028	1,422,008
British American Tobacco PLC	32,902	1,755,462
BT Group PLC(a)	100,229	274,133
Bunzl PLC	5,519	164,287
Centrica PLC	84,680	184,077
Coca-Cola Europacific Partners PLC	3,770	365,388
Compass Group PLC	28,192	992,227
Croda International PLC	2,124	73,268
Diageo PLC	36,959	904,447
Entain PLC	10,433	140,815
GSK PLC	68,366	1,280,278
Haleon PLC	149,471	709,649
Halma PLC	6,421	275,766
Hikma Pharmaceuticals PLC	2,927	75,919
HSBC Holdings PLC	293,530	3,577,238
Imperial Brands PLC	12,880	502,475
Informa PLC	21,443	245,863
InterContinental Hotels Group PLC	2,488	287,965
International Consolidated Airlines Group SA	19,800	99,512
Intertek Group PLC	2,666	173,930
J Sainsbury PLC	29,724	119,100
JD Sports Fashion PLC	45,445	51,290
Kingfisher PLC	29,451	105,210
Land Securities Group PLC	12,282	93,672
Legal & General Group PLC	97,333	330,098
Lloyds Banking Group PLC	998,978	1,026,416
London Stock Exchange Group PLC	7,916	968,065
M&G PLC	36,852	127,317
Marks & Spencer Group PLC	33,609	154,462
Melrose Industries PLC	21,198	143,391

Description	Shares	Value ($)
Common Stocks — 97.3% (continued)
United Kingdom — 14.0% (continued)
Mondi PLC	7,204	97,756
National Grid PLC	81,336	1,138,614
NatWest Group PLC	134,129	933,514
Next PLC	1,958	318,316
Pearson PLC	9,941	140,804
Phoenix Group Holdings PLC	11,931	104,624
Reckitt Benckiser Group PLC	11,312	847,351
RELX PLC	30,682	1,594,874
Rentokil Initial PLC	42,093	210,965
Rio Tinto PLC	18,744	1,114,808
Rolls-Royce Holdings PLC	140,807	1,993,457
Schroders PLC	11,584	59,817
Segro PLC	21,454	183,429
Severn Trent PLC	4,515	157,953
Shell PLC	99,420	3,559,516
Smith & Nephew PLC	13,935	213,938
Smiths Group PLC	5,630	174,877
Spirax Group PLC	1,188	99,549
SSE PLC	18,476	451,040
Standard Chartered PLC	33,529	602,430
Tesco PLC	111,232	624,906
The Sage Group PLC	16,409	264,381
Unilever PLC	41,548	2,418,686
United Utilities Group PLC	11,267	167,769
Vodafone Group PLC	328,126	355,425
Whitbread PLC	2,853	115,031
Wise PLC, Cl. A(b)	11,501	154,166
WPP PLC	17,969	97,296
		43,974,629
United States — .1%
Amrize Ltd.(b)	8,557	432,564
Total Common Stocks (cost $134,767,663)		306,166,116

	Preferred Dividend Rate (%)
Preferred Stocks — .3%
Germany — .3%
Bayerische Motoren Werke AG	5.38	929	81,739
Dr. Ing. h.c. F. Porsche AG(a),(c)	5.30	1,813	92,360
Henkel AG & Co. KGaA	2.70	2,851	219,876
Porsche Automobil Holding SE	5.23	2,478	99,909
Sartorius AG	0.37	421	90,108
Volkswagen AG	6.14	3,442	361,848
Total Preferred Stocks (cost $809,183)			945,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.6%
Registered Investment Companies — 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $5,252,322)	4.43	5,252,322	5,252,322
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $254,391)	4.43	254,391	254,391
Total Investments (cost $141,083,559)		99.3%	312,618,669
Cash and Receivables (Net)		.7%	2,134,365
Net Assets		100.0%	314,753,034

ADR—American Depositary Receipt
BR—Bearer Certificate
CDI—CREST Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
SS—Stapled Security

(a)
Security, or portion thereof, on loan. At July 31, 2025, the value of the fund’s securities on loan was $2,182,174 and the value of the collateral was
$2,320,299, consisting of cash collateral of $254,391 and U.S. Government & Agency securities valued at $2,065,908.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to $3,764,263 or 1.2% of net assets.

(d)	The fund held Level 3 securities at July 31, 2025. These securities were valued at $1 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
MSCI EAFE Index	44	9/19/2025	5,864,964	5,749,480	(115,484)
Gross Unrealized Depreciation					(115,484)
See notes to statement of investments.

Statement of Investments
BNY Mellon International Stock Index Fund
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	306,166,115	—	1	306,166,116
Equity Securities - Preferred Stocks	945,840	—	—	945,840
Investment Companies	5,506,713	—	—	5,506,713
	312,618,668	—	1	312,618,669
Liabilities ($)
Other Financial Instruments:
Futures††	(115,484)	—	—	(115,484)
	(115,484)	—	—	(115,484)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2025 are set forth in the Statement of Investments.
At July 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $171,419,626, consisting of $176,010,722 gross unrealized appreciation and $4,591,096 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.